FRANKLIN FUND ALLOCATOR SERIES
SUPPLEMENT DATED AUGUST 8, 2025
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”),
EACH DATED DECEMBER 1, 2024, OF
FRANKLIN U.S. CORE EQUITY (IU) FUND
FRANKLIN INTERNATIONAL CORE EQUITY (IU) FUND
FRANKLIN EMERGING MARKET CORE EQUITY (IU) FUND
(EACH, A “FUND”)

Effective September 30, 2025, Chandra Seethamraju, PhD will step down as a member of the portfolio management team of each Fund. All references to Mr. Seethamraju in each Fund’s Prospectus and SAI are deleted in their entirety.

1. Effective September 30, 2025, the Prospectus and SAI of each Fund is amended as follows:

a. The following is added to the section titled “Fund Summary – Portfolio Managers” in each Fund's Prospectus:

Adrian H. Chan, CFA
Portfolio Manager of Advisers and portfolio manager of the Fund since September 2025.

Jacqueline Kenney, CFA
Portfolio Manager of Advisers and portfolio manager of the Fund since September 2025.

b. The following is added to the section titled “Fund Details – Management” in each Fund’s Prospectus:

Adrian H. Chan, CFA Portfolio Manager of Advisers
Mr. Chan has been a portfolio manager of the Fund since September 2025. He joined Franklin Templeton in 2024. Prior to joining Franklin Templeton, Mr. Chan was a portfolio manager for Putnam Investment

Management, LLC (“Putnam Management”). He joined Putnam Management in 2003.

Jacqueline Kenney, CFA Portfolio Manager of Advisers
Ms. Kenney has been a portfolio manager of the Fund since September 2025. She joined Franklin Templeton in 2010.

c. The following is added to the section titled “Management and Other Services – Portfolio managers” in each Fund’s SAI:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)
Adrian H. Chan*	Registered Investment Companies	27	8,924.2	None	None
	Other Pooled Investment Vehicles	25	11,970.3	None	None
	Other Accounts	3	19.5	None	None
Jacqueline Kenney*	Registered Investment Companies	34	24,507.1	None	None
	Other Pooled Investment Vehicles	40	12,384.8	None	None
	Other Accounts	1	2.2	None	None

*Information is provided as of June 30, 2025.

d. The following is added to the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” in each Fund’s SAI:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Adrian H. Chan*	None
Jacqueline Kenney*	None

*Information is provided as of June 30, 2025

Please retain this supplement for future reference.